Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 174,004	$ 150,286	$ 104,765
Share-based compensation	102,848	96,087	69,187
Professional services	37,805	28,999	24,480
Travel expenses	24,752	5,649	7,809
Office expenses	23,930	15,417	12,974
Other expenses	36,191	21,450	22,946
Total selling, general and administrative expenses	$ 399,530	$ 317,888	$ 242,161